SCHEDULE OF CHANGE IN FAIR VALUE (Details) - Gravitics Inc [Member] - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at December 31, 2024	$ 10,109	$ 7,090	$ 7,673	$ 7,673	$ 3,508
Change in fair value	643	454	(583)	(1,159)	1,108
Conversion to equity	(10,752)
Balance at December 31, 2025		11,139	7,090	10,109	7,673
Issuance of SAFES		3,595		3,595	3,057
SAFE Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at December 31, 2024	5,594	5,471	5,925	5,925	3,375
Change in fair value	504	368	(454)	(986)	993
Conversion to equity	(6,098)
Balance at December 31, 2025		6,494	5,471	5,594	5,925
Issuance of SAFES		655		655	1,557
Related Party SAFE Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at December 31, 2024	4,515	1,619	1,748	1,748	133
Change in fair value	139	86	(129)	(173)	115
Conversion to equity	(4,654)
Balance at December 31, 2025		4,645	$ 1,619	4,515	1,748
Issuance of SAFES		$ 2,940		$ 2,940	$ 1,500